EARNINGS PER SHARE (Tables)	12 Months Ended
Jun. 30, 2015
EARNINGS PER SHARE [Abstract]
Schedule of Basic and Diluted Earnings Per Share
	2015	2014	2013

Weighted-average common shares
issued	3,805,636	3,805,636	3,805,636

Average treasury stock shares	(1,755,194)	(1,747,716)	(1,747,706)

Average unallocated ESOP shares	(108,570)	-	-

Weighted-average common shares and
common stock equivalents used to
calculate basic earnings per share	1,941,872	2,057,920	2,057,930

Additional common stock equivalents
(stock options) used to calculate
diluted earnings per share	-	-	-

Weighted-average common shares and
common stock equivalents used
to calculate diluted earnings per share	1,941,872	2,057,920	2,057,930